Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 15, 2023
Cash flow information
Investment properties	$ 22,320
Property, plant and equipment	225
Intangible assets	339
Income tax credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(1,214)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Net value of assets acquired that did not affect cash	13,518
Cash and cash equivalents	5,514	$ 17,865
Goodwill	4,179
Net value of incorporated assets	23,211
Previously held interest (financial asset)	(1,334)
Settlement through a decrease in investments in financial assets	(9,712)
Seller Financed Amount	(4,294)
Cash consideration paid	7,871
Cash and cash equivalents acquired	(5,514)
Net outflow of cash and cash equivalents	$ 2,357